1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3333 Fax

December 23, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lord Asset Management Trust

(File Nos. 33-75138 and 811-8348)

Ladies and Gentlemen:

On behalf of Lord Asset Management Trust (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 22 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purpose of making certain changes to the prospectus and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A as adopted in Investment Company Act Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3304 or Patrick W. D. Turley at 202.261.3364.

Sincerely,

/s/ Stephen T. Cohen

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